Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Schedule of Assets and Liabilities Related to Insurance Contracts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Net income (expenses) from reinsurance contracts held	$ (639,798)	$ (2,166,449)
Net Income for the Year	337,169,628	151,257,454	$ 188,618,946
Insurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	3,495,903
Insurance contracts that are liabilities at beginning of period	(4,068,201)	(276,323)
Net balance	(95,878,865)	(572,298)	(276,323)
Insurance revenue	95,782,121	69,488,357
Incurred claims and other directly attributable expenses	(48,915,701)	(30,005,964)
Losses on onerous contracts and reversal of those losses	(426,180)
Insurance acquisition cash flows amortization	(9,457,404)	(2,759,093)
Insurance service expenses	(58,799,285)	(27,246,871)
Insurance service result	36,982,836	42,241,486
IAS 29 + Finance expenses from insurance contracts held	(3,790,682)	(8,240,094)
Net Income for the Year	33,192,154	34,001,392
Premiums received	(96,017,423)	(64,412,277)
Claims and other directly attributable expenses paid	37,067,756	28,265,727
Insurance acquisition cash flows	15,572,924	1,849,183
Total cash flows	(43,376,743)	(34,297,367)
Acquisitions	(85,121,978)
Insurance contracts that are liabilities at end of period	(105,700,532)	(4,068,201)	(276,323)
Insurance contracts that are assets at end of period	9,821,667	3,495,903
Insurance contracts | Net liabilities or assets for remaining coverage excluding loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	7,111,168
Insurance contracts that are liabilities at beginning of period	(1,652,784)	4,657,387
Net balance	22,167,295	5,458,384	4,657,387
Insurance revenue	95,782,121	69,488,357
Incurred claims and other directly attributable expenses	0	0
Losses on onerous contracts and reversal of those losses	0
Insurance acquisition cash flows amortization	(9,457,404)	(2,759,093)
Insurance service expenses	(9,457,404)	2,759,093
Insurance service result	86,324,717	72,247,450
IAS 29 + Finance expenses from insurance contracts held	(5,436,169)	(8,883,359)
Net Income for the Year	80,888,548	63,364,091
Premiums received	(96,017,423)	(64,412,277)
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	15,572,924	1,849,183
Total cash flows	(80,444,499)	(62,563,094)
Acquisitions	16,264,862
Insurance contracts that are liabilities at end of period	7,315,318	(1,652,784)	4,657,387
Insurance contracts that are assets at end of period	14,851,977	7,111,168
Insurance contracts | Loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	0
Insurance contracts that are liabilities at beginning of period	0	0
Net balance	(426,180)	0	0
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	0	0
Losses on onerous contracts and reversal of those losses	(426,180)
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	(426,180)	0
Insurance service result	(426,180)	0
IAS 29 + Finance expenses from insurance contracts held	0	0
Net Income for the Year	(426,180)	0
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0
Insurance contracts that are liabilities at end of period	(41,949)	0	0
Insurance contracts that are assets at end of period	(384,231)	0
Insurance contracts | Liabilities for incurred claims [member] | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(3,405,560)
Insurance contracts that are liabilities at beginning of period	(2,384,150)	(4,933,710)
Net balance	(115,780,844)	(5,789,710)	(4,933,710)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(49,243,616)	(29,764,992)
Losses on onerous contracts and reversal of those losses	0
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	(49,243,616)	(29,764,992)
Insurance service result	(49,243,616)	(29,764,992)
IAS 29 + Finance expenses from insurance contracts held	1,559,550	643,265
Net Income for the Year	(47,684,066)	(29,121,727)
Premiums received	0	0
Claims and other directly attributable expenses paid	37,067,756	28,265,727
Insurance acquisition cash flows	0	0
Total cash flows	37,067,756	28,265,727
Acquisitions	(99,374,824)
Insurance contracts that are liabilities at end of period	(111,268,893)	(2,384,150)	(4,933,710)
Insurance contracts that are assets at end of period	(4,511,951)	(3,405,560)
Insurance contracts | Liabilities for incurred claims [member] | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(209,705)
Insurance contracts that are liabilities at beginning of period	(31,267)	0
Net balance	(1,839,136)	(240,972)	0
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	327,915	(240,972)
Losses on onerous contracts and reversal of those losses	0
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	327,915	(240,972)
Insurance service result	327,915	(240,972)
IAS 29 + Finance expenses from insurance contracts held	85,937	0
Net Income for the Year	413,852	(240,972)
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	(2,012,016)
Insurance contracts that are liabilities at end of period	(1,705,008)	(31,267)	0
Insurance contracts that are assets at end of period	(134,128)	(209,705)
Reinsurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	98,766	444,796
Insurance contracts that are liabilities at beginning of period		0
Net balance	26,452,385	98,766	444,796
Incurred claims and other directly attributable expenses	5,106,513	359,180
Reinsurance expenses	(5,933,320)	(2,525,629)
Loss recovery component	187,009
Net income (expenses) from reinsurance contracts held	(639,798)	(2,166,449)
IAS 29 + Finance expenses from insurance contracts held	8,471,263	(118,158)
Net Income for the Year	7,831,465	(2,284,607)
Premiums paid net of ceding commissions and other directly attributable expenses paid	3,780,114	2,247,982
Recoveries from reinsurance	(1,322,867)	(309,405)
Total cash flows	2,457,247	1,938,577
Acquisitions	16,064,907
Insurance contracts that are liabilities at end of period	(2,163,638)		0
Insurance contracts that are assets at end of period	28,616,023	98,766	444,796
Reinsurance contracts | Net liabilities or assets for remaining coverage excluding loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(129,391)	17,449
Insurance contracts that are liabilities at beginning of period		0
Net balance	4,133,405	(129,391)	17,449
Incurred claims and other directly attributable expenses	0	0
Reinsurance expenses	(5,933,320)	(2,525,629)
Loss recovery component	0
Net income (expenses) from reinsurance contracts held	(5,933,320)	(2,525,629)
IAS 29 + Finance expenses from insurance contracts held	4,366,252	130,807
Net Income for the Year	(1,567,068)	(2,394,822)
Premiums paid net of ceding commissions and other directly attributable expenses paid	3,780,114	2,247,982
Recoveries from reinsurance	0	0
Total cash flows	3,780,114	2,247,982
Acquisitions	2,049,750
Insurance contracts that are liabilities at end of period	(3,748,254)		0
Insurance contracts that are assets at end of period	7,881,659	(129,391)	17,449
Reinsurance contracts | Loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	0	0
Insurance contracts that are liabilities at beginning of period		0
Net balance	187,009	0	0
Incurred claims and other directly attributable expenses	0	0
Reinsurance expenses	0	0
Loss recovery component	187,009
Net income (expenses) from reinsurance contracts held	187,009	0
IAS 29 + Finance expenses from insurance contracts held	0	0
Net Income for the Year	187,009	0
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0
Insurance contracts that are liabilities at end of period	0		0
Insurance contracts that are assets at end of period	187,009	0	0
Reinsurance contracts | Liabilities for incurred claims [member] | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	217,984	427,347
Insurance contracts that are liabilities at beginning of period		0
Net balance	22,065,757	217,984	427,347
Incurred claims and other directly attributable expenses	5,111,635	349,007
Reinsurance expenses	0	0
Loss recovery component	0
Net income (expenses) from reinsurance contracts held	5,111,635	349,007
IAS 29 + Finance expenses from insurance contracts held	4,111,918	(248,965)
Net Income for the Year	9,223,553	100,042
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	(1,322,867)	(309,405)
Total cash flows	(1,322,867)	(309,405)
Acquisitions	13,947,087
Insurance contracts that are liabilities at end of period	1,551,671		0
Insurance contracts that are assets at end of period	20,514,086	217,984	427,347
Reinsurance contracts | Liabilities for incurred claims [member] | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	10,173	0
Insurance contracts that are liabilities at beginning of period		0
Net balance	66,214	10,173	0
Incurred claims and other directly attributable expenses	(5,122)	10,173
Reinsurance expenses	0	0
Loss recovery component	0
Net income (expenses) from reinsurance contracts held	(5,122)	10,173
IAS 29 + Finance expenses from insurance contracts held	(6,907)	0
Net Income for the Year	(12,029)	10,173
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	68,070
Insurance contracts that are liabilities at end of period	32,945		0
Insurance contracts that are assets at end of period	$ 33,269	$ 10,173	$ 0